Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
27.	Subsequent events

Our company actively conducts ongoing reviews of our commercial practices in Mexico and other countries to avoid, as much as possible, the imposition of tariff rates on our products. On January 16, 2020, a preliminary tariff of 6.75% was imposed on our corrugated rod exports to the United States. After the review from their Department of Commerce (DOC), the tariff was reduced to 1.46%. after the review from the Department of Commerce (DOC), the Company did not participate in the period of November 1, 2018 to October 31, 2019, The dumping rate that was established was 4.93% published in September 2021 for which the company made a payment of USD $ 189 thousand dollars on March 30, 2022.

The Department of Commerce reported that there was an error in the 4.93 rate, so the case was taken to court and antidumping evidence will be presented again. This will be done in July 2024.

On January 6, 2021, the dumping review process began for the period from November 1, 2019 to October 31, 2020. On November 30, 2021, the DOC published a preliminary dumping rate for the Company of 66.70% arguing and/or justifying deficiencies in the information, the Company decided to appeal this result. The appeal is in process.

On December 7, 2022, the US Department of Commerce (USDOC) published in the Federal Register the rate of 6.35% as a preliminary result of the antidumping process for rebar producers and exporters, in the period from November 1, 2020 to October 31, 2021, the final result must be published by the USDOC no later than June 2023, so the company will be subject to the payment of this countervailing fee for rebar exports for one year.